Note 20 - Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended			13 Months Ended
		Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Loss before income taxes		$ (769)	$ (51,566)	$ (21,504)	$ (10,607)	$ (11,376)
Basic combined Canadian statutory income tax rate 1	[1]	26.80%	26.68%	26.78%	26.88%	26.87%
Computed income tax recovery		$ (206)	$ (13,758)	$ (5,759)	$ (2,851)	$ (3,057)
Change in unrecognized deductible temporary differences		162	11,599	5,241	2,207	2,369
Non-deductible stock-based compensation		23	279	248	155	178
Non-deductible change in fair value		6	1,677	92	8	14
Permanent differences and other		12	203	178	154	166
Change in statutory income tax rate		3			198	201
Total tax (recovery) expense					$ (129)	$ (129)

[1]	The Canadian combined statutory income tax rate has decreased due to a reduction in the provincial statutory income tax rate.